Stock Options (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Company's Stock Options Activity

A summary of the Company’s stock options activity for the 2003 and 2012 Plan is presented below:

	Number of Options	Weighted Average Exercise Price ($/option)	Aggregate Intrinsic Value ($)
Outstanding as of January 1, 2021	380,000	$4.98	$566,200
Granted	—	—	—
Exercised	(207,500)	4.98	(309,175)
Forfeited / Expired	—	—	—
Outstanding as of December 31, 2021	172,500	$4.98	$257,025
Vested and expected to vest at December 31, 2021	172,500	$4.98	257,025
Exercisable as of December 31, 2021	172,500	$4.98	$257,025

Summary of Company's Non-Vested Restricted Shares Activity

A summary of the Company’s non-vested restricted share activity for the 2012 plan is presented below:

	Number of Non-Vested Restricted Shares	Weighted Average Grant Date Fair Value ($)
Non-vested as of January 1, 2021	1,963,000	$8.25
Granted	—	—
Vested	(1,963,000)	8.25
Forfeited	—	—
Non-vested as of December 31, 2021	—	$8.25

Summary of Company's Non-Vested Restricted Shares Activity

As of December 31, 2021

Exercise Prices ($/option)	Number of Options Outstanding	Remaining Average Contractual Life (years)	Average Exercise Price ($/option)	Number of Options Exercisable	Remaining Contractual Life (years)	Average Exercise Price ($/option)
$4.98	172,500	1.33	4.98	172,500	$1.33	$4.98
	172,500	1.33	4.98	172,500	1.33	4.98